Organization and Summary of Significant Accounting Policies (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance at beginning of period	$ 11,537,997	$ 612,042	$ 612,042
Additions to derivative instruments	5,960,058	0	5,625,519	1,750,646
Reclassification to equity upon extinguishment	(373,070)	0
Anti-dilution adjustments to derivative instruments			2,642,175
(Gain) loss on change in fair value of derivative liability	(628,621)	565,088	2,658,261	(1,138,604)
Balance at end of period	$ 16,496,364	$ 1,177,130	$ 11,537,997	$ 612,042